Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Stock-Based Compensation [Abstract]
Schedule of Restricted Stock Awards	Each vesting installment is subject to the recipient’s continued service with the Company through the applicable vesting date.
	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2025	-	$-
Granted	76,403	20.34
Vested	(2,903)	17.14
Canceled	-	-
Outstanding at September 30, 2025	73,500	$20.46

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at July 1, 2023	75,293	$1.97
Granted	-	-
Vested	(64,696)	1.98
Forfeited	-	-
Outstanding at June 30, 2024	10,597	$1.90
Granted	-	-
Vested	(10,597)	1.90
Forfeited	-	-
Outstanding at June 30, 2025	-	$-

Schedule of Estimates Fair Value of Each Option Award	The Company used the following assumptions to estimate the fair value of stock options for the period presented:
	Three Months Ended September 30,
	2025	2024
Weighted-average fair value	$16.72	$2.53
Expected volatility	101.4% - 104.6%	113.9%
Expected term	5.0 years - 6.1 years	5.3 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.69% - 4.07%	4.10%
The Company used the following assumptions to estimate the fair value of stock options for the period presented:
	Year Ended June 30,
	2025	2024
Weighted-average fair value	$6.53	$2.52
Expected volatility	113.9% - 138.3%	104.9% - 113.9%
Expected term	0.9 years - 6.1 years	5.0 years - 6.2 years
Dividend yield	0.00%	0.00%
Risk-free interest rate	3.87% - 4.65%	3.94% - 4.92%

Schedule of Stock Option Activity

The following is a schedule summarizing stock option activities for the periods presented ($ in thousands, except per share data):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2025	1,570,675	$5.33	$17,410
Granted	157,906	20.25
Exercised	(22,187)	2.74
Canceled	(2,117)	7.80
Outstanding at September 30, 2025	1,704,277	$6.74	$16,678
Exercisable at September 30, 2025	960,897	$4.14	$11,503

(1)	Represents the excess of the fair value on the last day of the period (which was $16.10 as of September 30, 2025) over the exercise price, multiplied by the number of options.

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	1,068,446	$2.41	$1,258
Granted	12,000	3.13
Exercised	-	-
Canceled	(23,959)	2.39
Outstanding at September 30, 2024	1,056,487	$2.42	$795
Exercisable at September 30, 2024	740,480	$2.35	$613

(1)	Represents the excess of the fair value on the last day of the period (which was $3.17 as of September 30, 2024) over the exercise price, multiplied by the number of options.

The following is a schedule summarizing stock option activities for the periods presented ($ in thousands, except per share data):

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Outstanding at July 1, 2024	953,821	$2.45	$1,087
Granted	801,354	8.08
Exercised	(267,957)	2.28
Reversal of Expired/forfeited	83,457	2.89
Outstanding at June 30, 2025	1,570,675	$5.33	$17,410
Exercisable at June 30, 2025	837,754	$3.65	$10,656

Outstanding at July 1, 2023	1,034,000	$2.31	$640
Granted	120,821	3.01
Exercised	-	-
Expired/forfeited	(201,000)	2.08
Outstanding at June 30, 2024	953,821	$2.45	$1,087
Exercisable at June 30, 2024	550,116	$2.36	$674

(1)	Represents the excess of the fair value on the last day of the period (which was $16.37 and $3.59 as of June 30, 2025 and 2024, respectively) over the exercise price, multiplied by the number of options.